TYPE			13F-HR
PERIOD			12/31/2006
FILER
CIK			0001107213
CCC			e$idm6qi
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Managing Director
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  February 9, 2007
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	86
Form 13F Information Table Value Total:	$2675493

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Boardwalk Real Estate Trust                     B011205       1717    48400 SH       SOLE                    48400
Brookfield Properties Corp                      2129301       2364    60000 SH       SOLE                    60000
Dundee REIT                                     2833505       1375    41400 SH       SOLE                    41400
Centro Properties Group                         6037745       1199   167196 SH       SOLE                   167196
DB RReeF Trust                                  B033YN6       1092   780453 SH       SOLE                   780453
Macquarie Countrywide Trust                     6225595       1773  1066300 SH       SOLE                  1066300
Macquarie Goodman Group                         B03FYZ4       2011   335627 SH       SOLE                   335627
Stockland                                       6850856       3245   497281 SH       SOLE                   497281
Valad Property Group                            6570121        831   664783 SH       SOLE                   664783
Westfield Group                                 B01BTX7       6144   371366 SH       SOLE                   371366
Corio NV                                        4929286       1438    17615 SH       SOLE                    17615
Gecina SA                                       7742468       2155    11273 SH       SOLE                    11273
IVG Immobilien AG                               5740378        973    22350 SH       SOLE                    22350
Klepierre                                       7582556       3262    17301 SH       SOLE                    17301
Risanamento SPA                                 4703286       1297   120820 SH       SOLE                   120820
Rodamco Europe NV                               5727360       2448    18419 SH       SOLE                    18419
Unibail                                         7076242       2556    10470 SH       SOLE                    10470
Capitaland LTD                                  6309303       2614   647000 SH       SOLE                   647000
Capitamall Trust                                6420129       1445   762000 SH       SOLE                   762000
Keppel Land Ltd                                 6853468        760   169000 SH       SOLE                   169000
Castellum AB                                    B0XP0T0       1219    91400 SH       SOLE                    91400
Japan Real Estate Investment C                  6397580        655       61 SH       SOLE                       61
Japan Retail Fund Investment                    6513342        985      121 SH       SOLE                      121
Mitsubishi Estate Co. LTD                       6596729       5506   213000 SH       SOLE                   213000
Mitsui Fudosan Co. LTD                          6597603       4876   200000 SH       SOLE                   200000
NTT Urban Development Corp                      B031SG1        733      380 SH       SOLE                      380
Nippon Building Fund Inc.                       6396800       1459      110 SH       SOLE                      110
Sumitomo Realty & Development                   6858902       3430   107000 SH       SOLE                   107000
British Land Co PLC                             0136701       4379   130552 SH       SOLE                   130552
Brixton PLC                                     0143002        851    75490 SH       SOLE                    75490
Derwent London PLC                              0265274       2311    56317 SH       SOLE                    56317
Great Portland Estates PLC                      B01FLL1       2359   173813 SH       SOLE                   173813
Hammerson PLC                                   0406501       2382    77171 SH       SOLE                    77171
Land Securities Group PLC                       3180943       3480    76538 SH       SOLE                    76538
Quintain Estates & Dev PLC                      0718444       1740   103983 SH       SOLE                   103983
Slough Estates PLC                              0814104       1410    91743 SH       SOLE                    91743
Beijing Capital Land LTD-H                      6623360       1021  1996000 SH       SOLE                  1996000
China Resources Land Ltd                        6193766       2461  2056000 SH       SOLE                  2056000
Hang Lung Properties LTD                        6030506       2638  1052000 SH       SOLE                  1052000
Henderson Land Development                      6420538       1561   279000 SH       SOLE                   279000
Link REIT                                       B0PB4M7       1126   547500 SH       SOLE                   547500
Shenzen Investment Ltd                          6535261       1732  4158000 SH       SOLE                  4158000
Sun Hung Kai Properties                         6859927       2665   232000 SH       SOLE                   232000
Sunlight REIT                                   B1KR438          4    15382 SH       SOLE                    15382
AMB Property Corporation                        00163T109    18540   316320 SH       SOLE                   316320
Acadia Realty Trust                             004239109    22792   910960 SH       SOLE                   910960
Alexandria Real Estate Equitie                  015271109    97309   969215 SH       SOLE                   969215
American Campus Communities                     024835100    23461   824070 SH       SOLE                   824070
Apartment Investment and Manag                  03748R101    77685  1386737 SH       SOLE                  1386737
Archstone Communities Trust                     039583109   106444  1828617 SH       SOLE                  1828617
Avalon Bay Communities                          053484101   134149  1031520 SH       SOLE                  1031520
BRE Properties, Inc.                            05564E106     8207   126216 SH       SOLE                   126216
Boston Properties                               101121101   110859   990875 SH       SOLE                   990875
Brookfield Properties Corp                      112900105    77681  1975120 SH       SOLE                  1975120
Camden Property Trust                           133131102    20901   283013 SH       SOLE                   283013
Cousins Property Group Inc                      222795106    44650  1265960 SH       SOLE                  1265960
Digital Realty Trust, Inc.                      253868103    29292   855730 SH       SOLE                   855730
Douglas Emmett Inc                              25960P109    37464  1408946 SH       SOLE                  1408946
Equity Office Properties Trust                  294741103   113547  2357206 SH       SOLE                  2357206
Equity Residential Properties                   29476L107    52819  1040770 SH       SOLE                  1040770
Essex Property Trust, Inc.                      297178105    90489   700110 SH       SOLE                   700110
Extra Space Storage, Inc.                       30225T102    17590   963330 SH       SOLE                   963330
Federal Realty Investment Trus                  313747206    69774   820875 SH       SOLE                   820875
First Potomac Realty Trust                      33610F109     9305   319660 SH       SOLE                   319660
General Growth Properties                       370021107    75807  1451411 SH       SOLE                  1451411
Highwoods Properties, Inc.                      431284108    34579   848360 SH       SOLE                   848360
Host Hotels & Resorts, Inc.                     44107P104    59159  2409737 SH       SOLE                  2409737
Kilroy Realty Corporation                       49427F108    52219   669480 SH       SOLE                   669480
Kimco Realty Corp.                              49446R109   118284  2631447 SH       SOLE                  2631447
Liberty Property Trust                          531172104    53884  1096550 SH       SOLE                  1096550
Macerich Company                                554382101    21411   247330 SH       SOLE                   247330
Maguire Properties Inc.                         559775101    13277   331930 SH       SOLE                   331930
Nationwide Health Properties                    638620104    25569   846110 SH       SOLE                   846110
Prologis Trust                                  743410102   140894  2318481 SH       SOLE                  2318481
Public Storage, Inc.                            74460D109    72059   739067 SH       SOLE                   739067
Realty Income Corp                              756109104    36918  1332770 SH       SOLE                  1332770
Regency Realty Corp.                            758849103    59045   755340 SH       SOLE                   755340
SL Green Realty                                 78440X101   107005   805879 SH       SOLE                   805879
Simon Property Group, Inc.                      828806109   192978  1905199 SH       SOLE                  1905199
Spirit Finance Corp                             848568309    29274  2347540 SH       SOLE                  2347540
Starwood Hotels & Resorts Worl                  85590A401    26714   427420 SH       SOLE                   427420
Strategic Hotel Capital Inc                     86272T106    28143  1291540 SH       SOLE                  1291540
Sunstone Hotel Investors, Inc.                  867892101    35511  1328512 SH       SOLE                  1328512
Taubman Centers Inc.                            876664103    46559   915440 SH       SOLE                   915440
Ventas Inc.                                     92276F100    48887  1155170 SH       SOLE                  1155170
Vornado Realty Trust                            929042109   142671  1174250 SH       SOLE                  1174250